Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 14,366,399	₩ 14,594,246
Non-current assets	27,636,359	28,197,401
Current liabilities	14,026,523	13,247,637
Non-current liabilities	10,008,674	11,001,436
Operating revenue	26,379,644	26,287,201	₩ 25,638,855
Profit (loss) for the year	406,669	972,182	1,385,635
Other comprehensive income(loss)	(90,195)	7,447	(2,194)
Total comprehensive income(loss)	316,474	979,629	₩ 1,383,441
K Bank Inc.[Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	31,085,824	21,320,790
Non-current assets	105,858	89,812
Current liabilities	29,176,699	19,541,076
Non-current liabilities	10,453	4,516
Operating revenue	1,226,412	946,559
Profit (loss) for the year	136,113	10,560
Other comprehensive income(loss)	806	56,609
Total comprehensive income(loss)	136,919	67,169
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	235,763	251,868
Non-current assets	120,778	134,424
Current liabilities	101,300	106,557
Non-current liabilities	4,422	9,775
Operating revenue	226,288	167,949
Profit (loss) for the year	(13,269)	(17,513)
Other comprehensive income(loss)	1,311	(1,093)
Total comprehensive income(loss)	(11,958)	(18,606)
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	164,128	128,344
Non-current assets	409,248	402,819
Operating revenue	57,113	33,017
Profit (loss) for the year	37,187	16,330
Other comprehensive income(loss)	0	0
Total comprehensive income(loss)	37,187	16,330
Dividends received from associates	2,660	1,139
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	985,584	874,778
Non-current assets	470,477	267,605
Current liabilities	606,267	341,679
Non-current liabilities	254,221	205,087
Operating revenue	1,733,976	1,410,078
Profit (loss) for the year	(18,575)	(34,760)
Other comprehensive income(loss)	25,775	(3,021)
Total comprehensive income(loss)	7,200	(37,781)
IGIS No. 468-1 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	161	2,985
Non-current assets	52,209	49,631
Current liabilities	11	11
Operating revenue	5	6
Profit (loss) for the year	(246)	(234)
Total comprehensive income(loss)	(246)	(234)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	435	482
Non-current assets	55,796	87,528
Current liabilities	404	101
Operating revenue	23,674	19,849
Profit (loss) for the year	(25,851)	12,227
Total comprehensive income(loss)	(25,851)	12,227
Dividends received from associates	1,505
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,558	5,690
Non-current assets	170,770	145,769
Current liabilities	133,665	107,553
Profit (loss) for the year	(442)	(406)
Total comprehensive income(loss)	₩ (442)	(406)
LS Marine Solution Co., Ltd [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		66,767
Non-current assets		80,307
Current liabilities		23,906
Non-current liabilities		207
Operating revenue		70,779
Profit (loss) for the year		11,618
Other comprehensive income(loss)		(289)
Total comprehensive income(loss)		₩ 11,329